Basis of presentation	3 Months Ended
Dec. 31, 2019
Basis of Presentation [Abstract]
Basis of presentation
2.	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (''GAAP'').